Bank Borrowings - Summary of Bank Borrowings (Parenthetical) (Detail)							12 Months Ended
	Dec. 21, 2016 USD ($)	Dec. 19, 2016 USD ($)	Nov. 14, 2016 USD ($)	Jul. 28, 2016 USD ($)	May 20, 2016 CNY (¥)	Jan. 20, 2016 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2017 CNY (¥)	Mar. 31, 2017 USD ($)	Mar. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 19, 2016 CNY (¥)	Nov. 14, 2016 CNY (¥)	Jul. 28, 2016 CNY (¥)
1-Year Revolving Loan Denominated in RMB [Member]
Debt Instrument [Line Items]
Maturity term		1 year					1 year
Loan amount		$ 4,330,000					$ 7,603,000		¥ 50,000,000				¥ 30,000,000
Loan facility interest rate, description							The interest rate of this loan facility was the benchmark interest rate determined by the People's Bank of China for loans over one year granted by financial institutions plus 1.65% per annum.
1-Year Revolving Loan Denominated in RMB [Member] | People's Bank of China Interest Rate [Member]
Debt Instrument [Line Items]
Debt instrument, basis spread on variable rate		1.65%					1.65%
1-Year Revolving Loan Denominated in US$ [Member]
Debt Instrument [Line Items]
Maturity term	1 year
Loan amount	$ 3,000,000
Loan amount utilized							$ 2,800,000	$ 2,950,000
Loan facility interest rate, description							The interest rate of this short-term loan facility was determined by three-month LIBOR plus 5.75% and three-month LIBOR plus 5.55% for the years ended December 31, 2016 and 2017.
1-Year Revolving Loan Denominated in US$ [Member] | London Interbank Offered Rate (LIBOR) [Member]
Debt Instrument [Line Items]
Debt instrument, basis spread on variable rate							5.55%	5.75%
2-Year Demand Loan Agreement Denominated in US$ [Member]
Debt Instrument [Line Items]
Maturity term						2 years
Loan amount						$ 2,000,000
Loan amount utilized							$ 1,083,000	$ 83,000
Loan facility interest rate, description							The interest rate of this loan was the benchmark interest rate determined by three-month LIBOR plus 7.00% per annum.
2-Year Demand Loan Agreement Denominated in US$ [Member] | London Interbank Offered Rate (LIBOR) [Member]
Debt Instrument [Line Items]
Debt instrument, basis spread on variable rate							7.00%
6-Month Revolving Loan Denominated in RMB [Member]
Debt Instrument [Line Items]
Maturity term					6 months
Loan amount | ¥					¥ 20,000,000
Loan amount utilized								1,444,000				¥ 10,000,000
Loan facility interest rate, description							The interest rate of this loan facility was the benchmark interest rate determined by the People's Bank of China for loans over six months granted by financial institutions plus 20.0% per annum.
Restricted cash as required by loan agreement								1,568,000
6-Month Revolving Loan Denominated in RMB [Member] | People's Bank of China Interest Rate [Member]
Debt Instrument [Line Items]
Debt instrument, basis spread on variable rate					20.00%
1-Year Revolving Loan Denominated in RMB [Member]
Debt Instrument [Line Items]
Maturity term				1 year
Loan amount				$ 1,732,000											¥ 12,000,000
Loan facility interest rate, description							The interest rate of this loan facility was the benchmark interest rate determined by the People's Bank of China for loans over one year granted by financial institutions plus 0.435% per annum.
Restricted cash as required by loan agreement								2,000,000
1-Year Revolving Loan Denominated in RMB [Member] | People's Bank of China Interest Rate [Member]
Debt Instrument [Line Items]
Debt instrument, basis spread on variable rate				0.435%
3-Month Loan Denominated in RMB [Member]
Debt Instrument [Line Items]
Maturity term			3 months
Loan amount			$ 1,443,000											¥ 10,000,000
Loan facility interest rate, description							The interest rate of this loan facility was the benchmark interest rate determined by the People's Bank of China for loans over three months granted by financial institutions plus 0.435% per annum
Restricted cash as required by loan agreement								$ 1,666,000
3-Month Loan Denominated in RMB [Member] | People's Bank of China Interest Rate [Member]
Debt Instrument [Line Items]
Debt instrument, basis spread on variable rate			0.435%
RMB 18 Months Revolving Loan [Member]
Debt Instrument [Line Items]
Loan amount										$ 4,300,000	¥ 30,000,000
Debt instrument, fixed instrument										5.75%	5.75%